Inventories	12 Months Ended
Dec. 31, 2023
Inventory Disclosure [Abstract]
Inventories	Note 6. Inventories Inventories consisted of the following:

	December 31,
	2023	2022
	U.S. $ in thousands
Finished Goods	$86,908	$81,564
Work in Process	9,871	7,562
Raw Materials	96,197	104,928
	$192,976	$194,054